Subsequent Events - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions			12 Months Ended
	Nov. 24, 2018	Nov. 02, 2018	Oct. 31, 2018	Oct. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Amount of shares issued			$ 92	$ 226
Series BO non-cumulative five year rate reset preference shares [member] | Non-adjusting share transaction events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of preferred shares issued		14,000
Preferred shares issued price per share		$ 25
Amount of shares issued		$ 350
Series AD non-cumulative fixed rate first preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of preferred shares issued			10,000	10,000
Redemption price per share			$ 25.00
Series AD non-cumulative fixed rate first preference shares [member] | Non-adjusting share transaction events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares redeemed	10,000
Redemption price per share	$ 25